Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 1,589	$ 127
Trade accounts receivable	20	19
Prepayments and other	364	864
Due from related parties		34
Inventories	658	583
Prepaid bareboat charter hire	1,656	1,657
Restricted cash	1,270	1,257
Total current assets	5,557	4,541
FIXED ASSETS:
Vessels, net and advances for vessels under construction (Note 4)	158,007	126,170
Other fixed assets, net	1,101	1,161
Total fixed assets	159,108	127,331
OTHER NON CURRENT ASSETS:
Prepaid bareboat charter hire	6,107	6,935
Investments in unconsolidated joint ventures (Note 13)	11,200
Restricted cash	5,092	4,210
Derivative financial instruments (Note 11)	202	300
Total non-current assets	22,601	11,445
Total assets	187,266	143,317
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	9,648	7,995
Outstanding amount	3,776
Debt from related parties (Note 7)		4,085
Due to related parties (Note 5)	611	1,108
Accounts payable	2,088	1,902
Accrued liabilities	2,584	2,965
Unearned revenue	852	1,978
Total current liabilities	19,559	20,033
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 11)	2,028	3,563
Non-current portion of long term debt (Note 7)	89,321	72,459
Non-current portion of debt from related parties (Note 7)	2,447
Total non-current liabilities	93,796	76,022
COMMITMENTS AND CONTINGENCIES (Note 11)
Total liabilities	113,355	96,055
MEZZANINE EQUITY:
Preferred stock; 2,106 and 446 Series B shares issued and outstanding at December 31, 2016 and June 30, 2017 with $0.01 par value (Note 12)	369	1,741
EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized;, 0 and 100,000 Series D shares authorized, issued and outstanding at December 31, 2016 and June 30, 2017
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 18,964 and 8,640,174 shares issued and outstanding at December 31, 2016 and June 30, 2017 (Note 9)	86
Additional paid-in capital (Note 9)	361,411	328,762
Accumulated deficit	(289,088)	(283,241)
Total stockholders' equity	73,542	45,521
Non-controlling Interests	1,133
Total equity	73,542	45,521
Total liabilities and equity	$ 187,266	$ 143,317